Consolidated And Combined Statements Of Changes In Equity (USD $) In Thousands, except Share data	Common Stock [Member]	APIC [Member]	Net Parent Investment [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010			$ 1,808,150		$ 1,808,150
Net income			324,020		324,020
Net transfers to/between former parent			(1,013,223)		(1,013,223)
Balance at Dec. 31, 2011			1,118,947		1,118,947
Net income			83,568		83,568
Net transfers to/between former parent			(98,064)		(98,064)
Balance at Dec. 31, 2012			1,104,451		1,104,451
Net income			127,457	107,576	235,033
Dividend paid to former parent			(650,000)		(650,000)
Net transfers to/between former parent			(36,062)		(36,062)
Issuance of stock at the separation and distribution	467	(467)
Issuance of stock at the separation and distribution, shares	46,743,316				46,743,316
Reclassification of net parent to APIC		545,846	(545,846)
Issuance of common stock, shares	317
Share-based compensation expense		2,914			2,914
Balance at Dec. 31, 2013	$ 467	$ 548,293		$ 107,576	$ 656,336
Balance, shares at Dec. 31, 2013	46,743,633